Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

The Company has analyzed its operations subsequent to September 30, 2022 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On November 7, 2022, the Company issued 150,000 shares of common stock to a consultant for providing consulting services to the Company. See Note 4 – Stock-Based Compensation.

Note 11 – Subsequent Events Management evaluated subsequent events up to September 27, 2022 the date the financial statements were issued. None were noted.